Condensed Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 10,480,083	$ (6,146,196)
Net (loss) from discontinued operations		(10,294,489)
Net income from continuing operations	10,480,083	4,148,293
Adjustments to reconcile net (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	1,105,022	622,812
Stock-based compensation	247,565	860,457
(Income) from investments	(725,519)	(114,930)
Deferred tax expense (benefit)	259,887	(85,246)
Changes in operating assets and liabilities:
Accounts receivable	(2,488,129)	(40,711)
Prepaid expenses and other current assets	(1,282,859)	(3,742,853)
Receivables from supply chain solutions	(25,141,298)
Accounts payable	31,284,968	347,340
Advance from customers	1,052,611	797,100
Taxes payable	(1,550,469)	231,784
Other payables	(140,420)
Deposit payable	1,108,934
Operating lease liabilities	(442,024)	(141,625)
Accrued expenses and other current liabilities	(261,322)	(511,492)
Net cash provided by operating activities from continuing operations	13,507,030	2,370,929
Net cash (used in) operating activities from discontinued operations		(510,306)
NET CASH PROVIDED BY OPERATING ACTIVITIES	13,507,030	1,860,623
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment	(154,155)	(25,768)
Purchase of intangible asset	(14,581)	(22,713)
Cash paid in connection with acquisition of Nami	(7,007,905)
Cash acquired with Nami acquisition		5,062,170
Cash received on disposal of discontinued operations	14,950,730
Purchase of short-term investments	(32,573,879)
Collection of loans to third parties		1,706,351
Loans to third parties		(284,392)
Net cash (used in) provided from investing activities from continuing operations	(24,799,790)	6,435,648
Net cash (used in) investing activities from discontinued operations
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES	(24,799,790)	6,435,648
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term bank loans	774,401
Proceeds from private placement		6,503,378
Repayment to related party	(1,399,602)	(6,678,943)
Capital contribution by shareholder		4,550,000
Net cash provided from (used in) investing activities from continuing operations	(625,201)	4,374,435
Net cash (used in) investing activities from discontinued operations
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES	(625,201)	4,374,435
EFFECT OF EXCHANGE RATE CHANGE ON CASH AND CASH EQUIVALENTS	(333,090)	(40,002)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(12,251,051)	12,630,704
Cash and cash equivalents and restricted cash from continuing operations - beginning	22,198,257	2,781,506
Cash and cash equivalents and restricted cash from discontinued operations - beginning		696,157
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH-BEGINNING	22,198,257	3,477,663
Cash and cash equivalents and restricted cash from continuing operations - ending	9,947,206	15,922,516
Cash and cash equivalents and restricted cash from discontinued operations - ending		185,851
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH-ENDING	9,947,206	16,108,367
SUPPLEMENTAL CASH FLOW DISCLOSURES:
Cash paid for income taxes	3,469,253	13,972
Cash paid for interest	19,606
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Nami acquisition payable		25,477,346
Right of use assets and lease liabilities		1,679,556
CASH AND CASH EQUIVALENTS FROM CONTINUING OPERATIONS ARE COMPRISED OF THE FOLLOWING:
Cash and cash equivalents	9,790,363	15,916,743
Restricted cash	156,843	5,773
Total cash, cash equivalents and restricted cash	$ 9,947,206	$ 15,922,516